RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amounts receivable, related party transactions	$ 1,025	$ 843
Amounts payable, related party transactions	$ 233,691	$ 450,048